Digital Assets - Schedule of Digital Asset Holding (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Digital Asset Holding [Line Items]
Cost Basis		¥ 381,124
Fair Value		¥ 391,267		$ 55,950
Ethereum [Member]
Schedule of Digital Asset Holding [Line Items]
Quantity		11,198		11,198
Cost Basis		¥ 209,792
Fair Value		¥ 232,374
Bitcoin [Member]
Schedule of Digital Asset Holding [Line Items]
Quantity		149		149
Cost Basis		¥ 97,915
Fair Value		¥ 90,893
Solana [Member]
Schedule of Digital Asset Holding [Line Items]
Quantity		12,874		12,874
Cost Basis		¥ 13,989
Fair Value		11,204
Other Crypto Assets [Member]
Schedule of Digital Asset Holding [Line Items]
Cost Basis	[1]	3,497
Fair Value		953	[1]
Total Crypto Assets holdings [Member]
Schedule of Digital Asset Holding [Line Items]
Cost Basis		325,193
Fair Value		¥ 335,424
Tether [Member]
Schedule of Digital Asset Holding [Line Items]
Quantity		7,996,581		7,996,581
Cost Basis		¥ 55,931
Fair Value		55,843
Total Stablecoin holdings [Member]
Schedule of Digital Asset Holding [Line Items]
Cost Basis		55,931
Fair Value		¥ 55,843

[1]	Certain crypto assets are subject to sale restrictions pursuant to lock-up schedules. As of December 31, 2025, the Group held RMB0.56 million of crypto assets restricted by such lock-up schedules. In measuring the fair value of these lock-up-restricted crypto assets, a liquidity discount is applied to the market price to reflect the effect of contractual lock-up periods that limit the liquidity of the assets.